UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$46	0.92%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$468,696
Number of Portfolio Holdings	337
Table Summary

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Brazil	9.5%
Mexico	9.4
Indonesia	8.7
Malaysia	8.2
South Africa	6.9
Colombia	5.9
United States	5.1
Hungary	4.8
Poland	4.7
Other	36.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional	9.5%
United Mexican States	9.3
Republic of Indonesia	8.7
Government of Malaysia	8.2
Republic of South Africa	6.9
Republic of Colombia	5.8
Republic of Hungary	4.8
Republic of Poland	4.7
Kingdom of Thailand	4.7
Republic of India	4.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F192-053 8/26

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$55	1.10%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$468,696
Number of Portfolio Holdings	337
Table Summary

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Brazil	9.5%
Mexico	9.4
Indonesia	8.7
Malaysia	8.2
South Africa	6.9
Colombia	5.9
United States	5.1
Hungary	4.8
Poland	4.7
Other	36.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional	9.5%
United Mexican States	9.3
Republic of Indonesia	8.7
Government of Malaysia	8.2
Republic of South Africa	6.9
Republic of Colombia	5.8
Republic of Hungary	4.8
Republic of Poland	4.7
Kingdom of Thailand	4.7
Republic of India	4.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F292-053 8/26

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$32	0.64%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$468,696
Number of Portfolio Holdings	337
Table Summary

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Brazil	9.5%
Mexico	9.4
Indonesia	8.7
Malaysia	8.2
South Africa	6.9
Colombia	5.9
United States	5.1
Hungary	4.8
Poland	4.7
Other	36.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional	9.5%
United Mexican States	9.3
Republic of Indonesia	8.7
Government of Malaysia	8.2
Republic of South Africa	6.9
Republic of Colombia	5.8
Republic of Hungary	4.8
Republic of Poland	4.7
Kingdom of Thailand	4.7
Republic of India	4.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F438-053 8/26

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$468,696
Number of Portfolio Holdings	337
Table Summary

Portfolio Turnover Rate	31.5%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Brazil	9.5%
Mexico	9.4
Indonesia	8.7
Malaysia	8.2
South Africa	6.9
Colombia	5.9
United States	5.1
Hungary	4.8
Poland	4.7
Other	36.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional	9.5%
United Mexican States	9.3
Republic of Indonesia	8.7
Government of Malaysia	8.2
Republic of South Africa	6.9
Republic of Colombia	5.8
Republic of Hungary	4.8
Republic of Poland	4.7
Kingdom of Thailand	4.7
Republic of India	4.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1408-053 8/26

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 5 .13 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56 $ 6 .44
Investment
activities
Net investment
income
(1)(2)
0 .16 0 .30 0 .30 0 .29 0 .27 0 .27
Net realized and
unrealized gain/
loss ( 0 .09 ) 0 .56 ( 0 .51 ) 0 .39 ( 0 .88 ) ( 0 .87 )
Total from
investment
activities 0 .07 0 .86 ( 0 .21 ) 0 .68 ( 0 .61 ) ( 0 .60 )
Distributions
Net investment
income ( 0 .16 ) ( 0 .30 ) ( 0 .15 ) ( 0 .24 ) — ( 0 .18 )
Tax return of
capital — — ( 0 .14 ) ( 0 .05 ) ( 0 .27 ) ( 0 .10 )
Total distributions ( 0 .16 ) ( 0 .30 ) ( 0 .29 ) ( 0 .29 ) ( 0 .27 ) ( 0 .28 )
NET ASSET
VALUE
End of period $ 5 .04 $ 5 .13 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .39% 19 .32% ( 4 .37 ) % 14 .91% ( 11 .00 ) % ( 9 .54 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .96%
(4)
1 .04% 1 .07% 1 .01% 1 .01% 0 .92%
Net expenses
after waivers/
payments by
Price Associates 0 .92%
(4)
0 .96% 1 .02% 1 .01% 1 .01% 0 .92%
Net investment
income 6 .44%
(4)
6 .15% 6 .14% 6 .07% 5 .48% 4 .41%
Portfolio turnover
rate 31 .5% 81 .8% 75 .2% 107 .6% 104 .4% 83 .1%
Net assets, end
of period (in
thousands) $27,410 $26,058 $18,751 $27,683 $31,914 $54,575
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 5 .09 $ 4 .54 $ 5 .04 $ 4 .66 $ 5 .55 $ 6 .43
Investment
activities
Net investment
income
(1)(2)
0 .16 0 .29 0 .29 0 .29 0 .26 0 .26
Net realized and
unrealized gain/
loss ( 0 .09 ) 0 .55 ( 0 .51 ) 0 .39 ( 0 .89 ) ( 0 .88 )
Total from
investment
activities 0 .07 0 .84 ( 0 .22 ) 0 .68 ( 0 .63 ) ( 0 .62 )
Distributions
Net investment
income ( 0 .16 ) ( 0 .29 ) ( 0 .14 ) ( 0 .25 ) — ( 0 .17 )
Tax return of
capital — — ( 0 .14 ) ( 0 .05 ) ( 0 .26 ) ( 0 .09 )
Total distributions ( 0 .16 ) ( 0 .29 ) ( 0 .28 ) ( 0 .30 ) ( 0 .26 ) ( 0 .26 )
NET ASSET
VALUE
End of period $ 5 .00 $ 5 .09 $ 4 .54 $ 5 .04 $ 4 .66 $ 5 .55

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .33% 18 .99% ( 4 .46 ) % 15 .03% ( 11 .31 ) % ( 9 .79 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 35 .18%
(4)
43 .42% 20 .50% 4 .54% 3 .83% 2 .89%
Net expenses
after waivers/
payments by
Price Associates 1 .10%
(4)
1 .10% 1 .10% 1 .10% 1 .10% 1 .18%
Net investment
income 6 .33%
(4)
5 .99% 6 .04% 5 .98% 5 .28% 4 .35%
Portfolio turnover
rate 31 .5% 81 .8% 75 .2% 107 .6% 104 .4% 83 .1%
Net assets, end
of period (in
thousands) $4 $4 $3 $15 $15 $34
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 5 .13 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .57 $ 6 .45
Investment
activities
Net investment
income
(1)(2)
0 .17 0 .32 0 .31 0 .31 0 .28 0 .28
Net realized and
unrealized gain/
loss ( 0 .09 ) 0 .55 ( 0 .51 ) 0 .38 ( 0 .89 ) ( 0 .87 )
Total from
investment
activities 0 .08 0 .87 ( 0 .20 ) 0 .69 ( 0 .61 ) ( 0 .59 )
Distributions
Net investment
income ( 0 .17 ) ( 0 .31 ) ( 0 .15 ) ( 0 .25 ) — ( 0 .19 )
Tax return of
capital — — ( 0 .15 ) ( 0 .05 ) ( 0 .28 ) ( 0 .10 )
Total distributions ( 0 .17 ) ( 0 .31 ) ( 0 .30 ) ( 0 .30 ) ( 0 .28 ) ( 0 .29 )
NET ASSET
VALUE
End of period $ 5 .04 $ 5 .13 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .57

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .53% 19 .67% ( 4 .06 ) % 15 .27% ( 10 .88 ) % ( 9 .37 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .70%
(4)
0 .76% 0 .79% 0 .77% 0 .77% 0 .80%
Net expenses
after waivers/
payments by
Price Associates 0 .64%
(4)
0 .66% 0 .70% 0 .70% 0 .70% 0 .76%
Net investment
income 6 .73%
(4)
6 .43% 6 .47% 6 .37% 5 .81% 4 .68%
Portfolio turnover
rate 31 .5% 81 .8% 75 .2% 107 .6% 104 .4% 83 .1%
Net assets, end
of period (in
thousands) $156,321 $135,725 $93,008 $99,666 $91,372 $119,612
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET
VALUE
Beginning of period $ 5 .12 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56 $ 6 .25
Investment
activities
Net investment
income
(2)(3)
0 .19 0 .35 0 .35 0 .34 0 .32 0 .28
Net realized and
unrealized gain/
loss ( 0 .10 ) 0 .55 ( 0 .52 ) 0 .39 ( 0 .88 ) ( 0 .68 )
Total from
investment
activities 0 .09 0 .90 ( 0 .17 ) 0 .73 ( 0 .56 ) ( 0 .40 )
Distributions
Net investment
income ( 0 .18 ) ( 0 .35 ) ( 0 .17 ) ( 0 .28 ) — ( 0 .19 )
Tax return of
capital — — ( 0 .16 ) ( 0 .06 ) ( 0 .32 ) ( 0 .10 )
Total distributions ( 0 .18 ) ( 0 .35 ) ( 0 .33 ) ( 0 .34 ) ( 0 .32 ) ( 0 .29 )
NET ASSET
VALUE
End of period $ 5 .03 $ 5 .12 $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
1 .85% 20 .22% ( 3 .39 ) % 16 .07% ( 10 .10 ) % ( 6 .60 ) %
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .69%
(5)
0 .75% 0 .77% 0 .75% 0 .75% 0 .79%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 7 .38%
(5)
7 .11% 7 .16% 7 .08% 6 .53% 5 .54%
(5)
Portfolio turnover
rate 31 .5% 81 .8% 75 .2% 107 .6% 104 .4% 83 .1%
Net assets, end
of period (in
thousands) $284,961 $228,592 $183,694 $198,633 $240,172 $270,153
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.1%
Government Bonds 0.1%
Angolan Government International Bond, 9.244%, 1/15/31
(USD) (1) 570,000 590
Total Angola (Cost $591) 590
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $438, 9.335%, 7/8/30 (USD) (2) 438,000 444
Total Argentina (Cost $438) 444
BENIN 0.2%
Government Bonds 0.2%
Republic of Benin, 7.96%, 2/13/38 (USD)  914,000 972
Total Benin (Cost $866) 972
BRAZIL 9.5%
Government Bonds 9.5%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/29  11,945,725 2,175
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 3,612
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  65,601,000 11,723
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  128,357,000 21,624
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  16,018,000 2,577
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  16,859,000 2,623
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/37  2,466,000 373
Total Brazil (Cost $44,971) 44,707

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 2.4%
Government Bonds 2.4%
Bonos de la Tesoreria de la Republica, Inflation-Indexed,
1.90%, 9/1/30  2,612,673,920 2,790
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (1) 900,000,000 984
Bonos de la Tesoreria de la Republica en pesos, 5.30%,
11/1/37 (1) 295,000,000 314
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 2,280,000,000 2,540
Bonos de la Tesoreria de la Republica en pesos, Series
BTPC, 5.30%, 7/15/32  4,180,000,000 4,543
Total Chile (Cost $11,212) 11,171
CHINA 3.9%
Convertible Bonds 0.0%
Times China Holdings, Zero Coupon, 3/30/27 (USD) (1) 88,284 —
Times China Holdings, Zero Coupon, 3/30/27 (USD) (1) 385,755 3
3
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (3)(4) 540,000 24
Times China Holdings, 4.00%, 3/30/29, (4.00% PIK) (USD) (1)
(5) 86,384 3
Times China Holdings, 4.20%, 9/30/32, (4.20% PIK) (USD) (1)
(5) 322,244 9
36
Government Bonds 3.9%
People's Republic of China, Series INBK, 1.54%, 1/25/31  15,700,000 2,327
People's Republic of China, Series INBK, 1.57%, 5/15/32  10,600,000 1,567
People's Republic of China, Series INBK, 1.83%, 8/25/35  38,410,000 5,713
People's Republic of China, Series INBK, 1.92%, 7/15/45  17,100,000 2,426
People's Republic of China, Series INBK, 2.15%, 8/25/55  14,050,000 2,024
People's Republic of China, Series INBK, 2.38%, 1/15/56  2,000,000 302
People's Republic of China, Series INBK, 3.13%, 11/21/29  26,050,000 4,089
18,448
Total China (Cost $18,303) 18,487

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 5.9%
Government Bonds 5.8%
Republic of Colombia, Series B, 6.00%, 4/28/28  2,620,600,000 689
Republic of Colombia, Series B, 6.25%, 7/9/36  18,369,900,000 3,678
Republic of Colombia, Series B, 7.75%, 9/18/30  21,398,100,000 5,385
Republic of Colombia, Series B, 11.50%, 7/25/46  6,600,000,000 1,873
Republic of Colombia, Series B, 11.75%, 1/24/35  6,461,600,000 1,857
Republic of Colombia, Series B, 12.75%, 11/28/40  16,488,200,000 5,033
Republic of Colombia, Series B, 13.25%, 2/9/33  6,432,500,000 1,986
Republic of Colombia, Series G, 7.00%, 3/26/31  17,077,900,000 4,099
Republic of Colombia, Series UVR, Inflation-Indexed, 2.25%,
4/18/29  9,581,852,280 2,526
27,126
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $247 (USD) (2)(3) † 453
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $152 (USD) (2)(3) † 216
669
Total Colombia (Cost $23,416) 27,795
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 750,000 907
Total Costa Rica (Cost $886) 907
CÔTE D'IVOIRE 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 505,000,000 894
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 845
Total Côte d'Ivoire (Cost $1,601) 1,739
CZECH REPUBLIC 4.3%
Government Bonds 4.3%
Czech Republic, Series 94, 0.95%, 5/15/30  108,190,000 4,548
Czech Republic, Series 103, 2.00%, 10/13/33  118,060,000 4,746

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Czech Republic, Series 152, 6.20%, 6/16/31  45,000,000 2,317
Czech Republic, Series 154, 4.50%, 11/11/32  115,670,000 5,517
Czech Republic, Series 157, 3.60%, 6/3/36  68,300,000 2,974
Total Czech Republic (Cost $20,159) 20,102
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 810
Total Dominican Republic (Cost $753) 810
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, 8.75%, 1/29/34 (USD) (1) 310,000 313
Total Ecuador (Cost $318) 313
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt Treasury Bills, Series 364D, 23.20%,
9/29/26  56,000,000 1,080
Total Egypt (Cost $1,057) 1,080
HUNGARY 4.8%
Government Bonds 4.8%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  3,085,500,000 9,826
Republic of Hungary, Series 30/A, 3.00%, 8/21/30  971,690,000 2,892
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,834,000,000 5,811
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,537,230,000 4,172
Total Hungary (Cost $19,821) 22,701
INDIA 4.7%
Government Bonds 4.7%
Republic of India, 6.28%, 7/14/32  330,000,000 3,447
Republic of India, 6.33%, 5/5/35  68,290,000 705
Republic of India, 6.36%, 2/16/31  219,500,000 2,314
Republic of India, 6.48%, 10/6/35  107,000,000 1,111
Republic of India, 6.67%, 12/17/50  340,960,000 3,349
Republic of India, 7.09%, 8/5/54  319,990,000 3,301

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 7.18%, 7/24/37  308,760,000 3,347
Republic of India, 7.24%, 8/18/55  49,000,000 514
Republic of India, 7.26%, 2/6/33  277,290,000 3,034
Republic of India, 7.36%, 9/12/52  76,570,000 816
Total India (Cost $23,180) 21,938
INDONESIA 8.7%
Government Bonds 8.7%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  120,446,000,000 6,542
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  56,135,000,000 3,368
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  46,007,000,000 2,744
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  95,070,000,000 5,293
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  120,938,000,000 6,925
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  48,195,000,000 2,656
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  152,668,000,000 8,250
Republic of Indonesia, Series 100, 6.625%, 2/15/34  67,792,000,000 3,673
Republic of Indonesia, Series 108, 6.50%, 4/15/36  9,239,000,000 494
Republic of Indonesia, Series 109, 5.875%, 3/15/31  19,000,000,000 1,013
Total Indonesia (Cost $46,607) 40,958
MALAYSIA 8.2%
Government Bonds 8.2%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  11,339,000 2,793
Government of Malaysia, Series 0125, 3.336%, 5/15/30  23,195,000 5,692
Government of Malaysia, Series 0222, 4.696%, 10/15/42  11,450,000 3,067
Government of Malaysia, Series 0224, 4.18%, 5/16/44  2,500,000 632
Government of Malaysia, Series 0225, 3.476%, 7/2/35  11,712,000 2,844
Government of Malaysia, Series 0226, 3.237%, 3/15/29  20,650,000 5,065
Government of Malaysia, Series 0310, 4.498%, 4/15/30  13,100,000 3,343
Government of Malaysia, Series 0318, 4.642%, 11/7/33  10,283,000 2,700
Government of Malaysia, Series 0325, 3.917%, 7/15/55  1,606,000 383
Government of Malaysia, Series 0411, 4.232%, 6/30/31  8,500,000 2,171
Government of Malaysia, Series 0519, 3.757%, 5/22/40  16,345,000 3,958
Government of Malaysia, Series 0713, 4.935%, 9/30/43  21,443,000 5,904
Total Malaysia (Cost $38,012) 38,552
MEXICO 9.4%
Government Bonds 9.4%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 687

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 7.50%, 5/26/33  79,150,000 4,232
United Mexican States, Series M, 7.75%, 5/29/31  56,892,000 3,163
United Mexican States, Series M, 7.75%, 11/23/34  101,605,000 5,409
United Mexican States, Series M, 7.75%, 11/13/42  64,600,000 3,159
United Mexican States, Series M, 8.00%, 2/21/36  90,900,000 4,855
United Mexican States, Series M, 8.00%, 7/31/53  49,996,000 2,427
United Mexican States, Series M, 8.50%, 3/1/29  23,550,000 1,367
United Mexican States, Series M, 8.50%, 2/28/30  167,746,000 9,667
United Mexican States, Series M, 8.50%, 11/18/38  121,997,000 6,559
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  52,887,516 2,776
Total Mexico (Cost $41,394) 44,301
NIGERIA 0.8%
Government Bonds 0.8%
Federal Republic of Nigeria OMO Bill, Series 137D, 20.748%,
9/29/26  500,000,000 344
Federal Republic of Nigeria OMO Bill, Series 140D, 20.994%,
9/8/26  3,630,000,000 2,531
Federal Republic of Nigeria OMO Bill, Series 140D, 21.129%,
9/15/26  942,000,000 654
Total Nigeria (Cost $3,563) 3,529
PERU 2.1%
Government Bonds 2.1%
Republic of Peru, 6.15%, 8/12/32  16,322,000 5,172
Republic of Peru, 6.85%, 8/12/35 (1) 14,060,000 4,329
Republic of Peru, 6.90%, 8/12/37  1,035,000 310
Total Peru (Cost $9,221) 9,811
POLAND 4.7%
Government Bonds 4.7%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  3,722,940 908
Republic of Poland, Series 0429, 5.75%, 4/25/29  9,857,000 2,727
Republic of Poland, Series 0432, 1.75%, 4/25/32  4,286,000 968
Republic of Poland, Series 0436, 5.25%, 4/25/36  7,400,000 1,965
Republic of Poland, Series 0729, 4.75%, 7/25/29  9,000,000 2,426
Republic of Poland, Series 0731, 4.00%, 7/25/31  13,350,000 3,438
Republic of Poland, Series 1029, 2.75%, 10/25/29  15,304,000 3,879

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 1035, 5.00%, 10/25/35  22,244,000 5,826
Total Poland (Cost $22,086) 22,137
ROMANIA 4.6%
Government Bonds 4.6%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 1,162,000 1,342
Republic of Romania, 5.375%, 6/7/33 (EUR)  440,000 508
Republic of Romania, Series 10Y, 5.00%, 2/12/29  25,155,000 5,315
Republic of Romania, Series 10Y, 7.20%, 10/30/33  10,100,000 2,270
Republic of Romania, Series 11Y, 6.75%, 4/25/35  16,700,000 3,663
Republic of Romania, Series 11Y, 7.10%, 7/31/34  17,010,000 3,810
Republic of Romania, Series 15Y, 7.90%, 2/24/38  8,205,000 1,928
Republic of Romania, Series 5Y, 6.30%, 4/25/29  11,555,000 2,515
Total Romania (Cost $21,741) 21,351
SERBIA 0.1%
Corporate Bonds 0.1%
Telecommunications Telekom Srbija AD Belgrade, 6.75%,
5/18/33 (EUR) (1) 380,000 446
Total Serbia (Cost $448) 446
SOUTH AFRICA 6.9%
Government Bonds 6.9%
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,129,000 1,069
Republic of South Africa, Series 2030, 8.00%, 1/31/30  50,229,000 3,092
Republic of South Africa, Series 2032, 8.25%, 3/31/32  64,214,000 3,964
Republic of South Africa, Series 2035, 8.875%, 2/28/35  102,168,000 6,464
Republic of South Africa, Series 2044, 8.75%, 1/31/44  199,333,000 11,948
Republic of South Africa, Series 2048, 8.75%, 2/28/48  97,860,000 5,876
Total South Africa (Cost $28,184) 32,413
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 0.00%, 3/15/36  10,233,412 24
Republic of Sri Lanka, 0.00%, 9/15/37  10,233,412 24
Republic of Sri Lanka, 0.00%, 9/15/38  10,233,412 24
Republic of Sri Lanka, 0.00%, 9/15/39  10,233,412 24
Republic of Sri Lanka, 0.00%, 9/15/40  10,233,412 23

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 0.00%, 9/15/41  10,233,412 23
Republic of Sri Lanka, 0.00%, 9/15/42  10,233,412 23
Republic of Sri Lanka, 0.00%, 9/15/43  10,233,412 23
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 235,734 228
Republic of Sri Lanka, STEP, 1.50%, 6/15/38 (USD) (1) 592,200 402
Total Sri Lanka (Cost $640) 818
SUPRANATIONAL 1.9%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  74,100,000 762
762
Government Bonds 1.7%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  97,000,000 1,016
European Bank for Reconstruction & Development, 6.50%,
10/3/36 (INR)  113,800,000 1,131
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  175,200,000 1,801
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  195,000,000 2,058
International Bank for Reconstruction & Development, 6.50%,
2/14/33 (INR)  100,000,000 994
International Bank for Reconstruction & Development, 6.89%,
2/6/30 (INR)  97,000,000 1,009
8,009
Total Supranational (Cost $9,714) 8,771
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 847
Total Tanzania (Cost $765) 847
THAILAND 4.7%
Government Bonds 4.7%
Kingdom of Thailand, 1.19%, 4/17/29  42,224,000 1,268
Kingdom of Thailand, 1.585%, 12/17/35  78,149,000 2,267
Kingdom of Thailand, 1.66%, 3/17/30  76,000,000 2,308
Kingdom of Thailand, 1.84%, 5/17/36  13,000,000 385
Kingdom of Thailand, 2.00%, 12/17/31  63,457,000 1,945

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 2.00%, 6/17/42  125,415,000 3,419
Kingdom of Thailand, 2.05%, 4/17/28  115,000,000 3,518
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,395
Kingdom of Thailand, 3.22%, 3/17/46  6,265,000 196
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 954
Kingdom of Thailand, 3.45%, 6/17/43  27,709,000 898
Kingdom of Thailand, 3.65%, 6/20/31  10,867,000 359
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  101,733,384 3,061
Total Thailand (Cost $22,182) 21,973
TÜRKIYE 1.2%
Corporate Bonds 0.4%
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  88,050,000 1,772
1,772
Government Bonds 0.8%
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  216,095,000 3,972
3,972
Total Türkiye (Cost $7,124) 5,744
UNITED KINGDOM 0.6%
Corporate Bonds 0.6%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (IDR) (1) 46,100,000,000 2,699
Total United Kingdom (Cost $3,488) 2,699
UNITED STATES 0.1%
Convertible Bonds 0.1%
Goldman Sachs Finance Corp. International, Series 700, Zero
Coupon, 3/15/27  500,000 609
Total United States (Cost $670) 609
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 9.75%, 7/20/33  29,294,000 813
Total Uruguay (Cost $784) 813

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.4%
Corporate Bonds 0.1%
Ipoteka-Bank ATIB, 17.50%, 10/9/28  6,400,000,000 556
556
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,163
1,163
Total Uzbekistan (Cost $1,618) 1,719
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 3.69% (6)(7) 14,060,497 14,060
14,060
U.S. Treasury Obligations 2.0%
U.S. Treasury Bills, 3.704%, 9/24/26  9,400,000 9,319
9,319
Total Short-Term Investments (Cost $23,379) 23,379
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put,
7/24/26 @ $109.00 (3) 16 1,758 17
U.S. Treasury 10-Year Notes Futures, Put,
7/24/26 @ $109.50 (3) 16 1,758 12
U.S. Treasury 10-Year Notes Futures, Put,
7/24/26 @ $110.00 (3) 32 3,517 14
Total Exchange-Traded Options Purchased (Cost $38) 43

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD / MXN,
Put, 8/10/26 @
MXN17.85 (3) 2 10,450 66
Total OTC Options Purchased (Cost $97) 66
Total Options Purchased (Cost $135) 109
Total Investments in Securities
97.0% of Net Assets
(Cost $449,327) $ 454,735
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,658 and represents 3.8% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,113 and represents 0.2% of net assets.
(3) Non-income producing
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Interest Rate Swaps 0.0%
China 0.0%
BNP Paribas, 7 Year Interest Rate Swap,
Receive Fixed 1.613% Quarterly, Pay
Variable 1.53%, (7 Day Interbank Repo)
Quarterly, 3/26/32 10,095 11 — 11
Total China — 11
Total Bilateral Interest Rate Swaps — 11
Total Bilateral Swaps — 11
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S45, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/31 3,950 (501) (405) (96)
Total Foreign/Europe (96)
Supranational (0.0)%
Protection Bought (Relevant Credit:
Markit CDX.EM-S42, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/29 (USD) 1,650 (8) 51 (59)
Protection Bought (Relevant Credit:
Markit CDX.EM-S43, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/30 (USD) 2,760 (3) 116 (119)
Total Supranational (178)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (274)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
Brazil (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 12.473% at Maturity, Pay Variable
14.150% (BRL CDI) at Maturity, 1/3/28 26,958 (112) — (112)
Total Brazil (112)
Chile (0.1)%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
4.487% (ICP) Semi-Annually, 3/16/28 1,000,000 (4) — (4)
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.529% (ICP) Semi-Annually, 3/18/28 1,000,000 (9) — (9)
5 Year Interest Rate Swap, Pay Fixed
5.011% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 2,230,232 (34) — (34)
5 Year Interest Rate Swap, Pay Fixed
5.021% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 2,284,768 (35) — (35)
5 Year Interest Rate Swap, Pay Fixed
5.091% Semi-Annually, Receive Variable
4.416% (ICP) Semi-Annually, 5/15/31 2,300,000 (43) — (43)
Total Chile (125)
China 0.1%
4 Year Interest Rate Swap, Receive
Fixed 1.540% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 5/7/30 10,300 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.570% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 1.595% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 4/2/30 7,000 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.458% (7 Day Interbank Repo)
Quarterly, 12/5/30 18,500 21 — 21

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.480% (7 Day Interbank Repo)
Quarterly, 9/9/30 29,100 32 — 32
Total China 66
India (0.0)%
4 Year Interest Rate Swap, Receive
Fixed 5.920% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 2/20/30 195,335 (9) — (9)
4 Year Interest Rate Swap, Receive
Fixed 6.286% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 4/10/30 145,000 11 — 11
6 Year Interest Rate Swap, Receive
Fixed 6.217% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 6/29/32 490,000 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 6.053% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 2/4/30 127,929 — — —
5 Year Interest Rate Swap, Receive
Fixed 6.109% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 3/6/31 46,971 (1) — (1)
7 Year Interest Rate Swap, Receive
Fixed 5.787% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 7/1/32 63,000 (14) — (14)
7 Year Interest Rate Swap, Receive
Fixed 6.264% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 3/6/33 78,419 — — —
10 Year Interest Rate Swap, Receive
Fixed 6.111% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 2/5/35 159,923 (23) — (23)
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 5.500% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 1 — 1
Total India (34)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Mexico 0.0%
5 Year Interest Rate Swap, Receive
Fixed 7.560% 28 Days, Pay Variable
6.500% (MXIBTIIE) 28 Days, 6/13/31 15,500 (4) — (4)
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
6.350% (MXIBTIIE) 28 Days, 11/15/29 76,812 194 — 194
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.490% (MXIBTIIE) 28 Days, 1/24/35 26,130 (97) — (97)
Total Mexico 93
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 5/9/28 6,915 43 — 43
5 Year Interest Rate Swap, Receive
Fixed 4.071% Annually, Pay Variable
3.910% (6M PLN WIBOR) Semi-
Annually, 6/29/31 9,300 12 — 12
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 3,764 (39) — (39)
Total Poland 16
Total Centrally Cleared Interest Rate Swaps (96)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.427% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/4/31 2,025 19 — 19
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.660% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/23/31 750 (1) — (1)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.767% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/19/31 2,320 (24) — (24)
Total United States (6)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (6)
Total Centrally Cleared Swaps (376)
Net payments (receipts) of variation margin to date 372
Variation margin receivable (payable) on centrally cleared swaps $ (4)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/17/26 CZK 105,029 USD 5,038 $ (93)
Bank of America 7/17/26 HUF 326,004 USD 1,076 (30)
Bank of America 7/17/26 MXN 37,219 USD 2,125 1
Bank of America 7/17/26 RON 15,354 USD 3,425 (80)
Bank of America 7/17/26 USD 4,537 MXN 79,578 (7)
Bank of America 7/17/26 USD 4,092 RON 17,893 193
Bank of America 8/14/26 HUF 145,580 USD 466 1
Bank of America 8/14/26 PLN 49,688 USD 13,821 (614)
Bank of America 9/11/26 MYR 8,961 USD 2,258 (58)
Bank of America 9/18/26 CNH 92,125 USD 13,695 (52)
Barclays Bank 7/16/26 TRY 13,594 USD 281 6
Barclays Bank 7/16/26 USD 2,484 TRY 119,843 (51)
Barclays Bank 8/21/26 EUR 1,901 USD 2,176 1
BNP Paribas 7/10/26 USD 2,013 IDR 34,244,911 100
BNP Paribas 7/10/26 USD 1,606 INR 151,244 9
BNP Paribas 7/10/26 USD 4,500 PEN 15,322 19
BNP Paribas 7/16/26 TRY 103,024 USD 2,164 16
BNP Paribas 7/17/26 CZK 14,777 USD 711 (16)
BNP Paribas 7/17/26 HUF 71,428 USD 229 —
BNP Paribas 7/17/26 USD 3,430 CZK 73,385 (25)
BNP Paribas 7/17/26 USD 296 MXN 5,157 2
BNP Paribas 7/17/26 USD 687 MXN 12,113 (4)
BNP Paribas 7/17/26 USD 275 RON 1,226 8
BNP Paribas 7/17/26 USD 8,814 ZAR 146,071 (91)
BNP Paribas 7/17/26 ZAR 19,506 USD 1,168 21
BNP Paribas 7/17/26 ZAR 5,227 USD 321 (3)
BNP Paribas 8/7/26 CLP 241,536 USD 272 (9)
BNP Paribas 8/7/26 USD 7,080 CLP 6,387,526 147
BNP Paribas 8/14/26 PLN 6,455 USD 1,781 (66)
BNP Paribas 8/21/26 USD 2,363 EUR 2,038 29
BNP Paribas 9/2/26 BRL 2,786 USD 539 (7)
BNP Paribas 9/11/26 THB 124,026 USD 3,824 (68)
BNP Paribas 9/11/26 USD 873 THB 28,251 17
BNP Paribas 9/28/26 INR 560,104 USD 5,807 67
BNP Paribas 10/9/26 IDR 15,174,259 USD 840 1
Canadian Imperial Bank
of Commerce 7/17/26 USD 869 HUF 264,259 20
Citibank 7/10/26 IDR 28,452,915 USD 1,587 2
Citibank 7/10/26 USD 2,215 IDR 38,033,119 91
Citibank 7/15/26 EGP 163,858 USD 3,170 140

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/17/26 RON 3,446 USD 751 $ —
Citibank 7/17/26 RON 10,061 USD 2,303 (111)
Citibank 7/17/26 RSD 127,696 USD 1,264 (22)
Citibank 7/17/26 ZAR 49,053 USD 2,941 49
Citibank 7/24/26 USD 5,833 CHF 4,518 226
Citibank 8/7/26 USD 2,851 CLP 2,590,884 39
Citibank 8/14/26 USD 1,959 PLN 7,238 35
Citibank 9/14/26 EGP 57,167 USD 1,057 68
Citibank 9/28/26 USD 1,078 INR 102,690 1
Citibank 10/9/26 USD 1,576 IDR 28,452,915 (1)
Deutsche Bank 7/15/26 EGP 28,605 USD 525 52
Deutsche Bank 7/24/26 USD 3,463 CHF 2,711 99
Deutsche Bank 8/7/26 CLP 2,490,091 USD 2,773 (70)
Deutsche Bank 8/14/26 PLN 5,458 USD 1,449 2
Deutsche Bank 8/14/26 USD 1,183 PLN 4,287 43
Deutsche Bank 8/21/26 USD 3,462 EUR 2,967 65
Deutsche Bank 9/2/26 USD 4,419 BRL 23,185 (4)
Goldman Sachs 7/10/26 INR 493,134 USD 5,203 3
Goldman Sachs 7/10/26 USD 71 IDR 1,207,236 4
Goldman Sachs 7/17/26 CZK 26,453 USD 1,272 (26)
Goldman Sachs 7/17/26 HUF 710,334 USD 2,264 15
Goldman Sachs 7/17/26 USD 5,824 MXN 101,785 12
Goldman Sachs 7/24/26 USD 3,429 AUD 4,823 92
Goldman Sachs 9/11/26 THB 122,103 USD 3,755 (58)
Goldman Sachs 9/18/26 CNH 51,149 USD 7,595 (20)
HSBC Bank 7/10/26 USD 3,387 IDR 57,988,573 148
HSBC Bank 7/16/26 TRY 12,977 USD 268 7
HSBC Bank 7/17/26 CZK 22,252 USD 1,070 (22)
HSBC Bank 7/17/26 HUF 103,640 USD 320 12
HSBC Bank 7/17/26 MXN 33,831 USD 1,933 (1)
HSBC Bank 7/17/26 RON 3,893 USD 892 (44)
HSBC Bank 7/17/26 ZAR 22,328 USD 1,355 6
HSBC Bank 8/7/26 CLP 4,967,731 USD 5,508 (116)
HSBC Bank 8/7/26 USD 2,337 CLP 2,152,359 1
HSBC Bank 8/21/26 USD 4,617 EUR 3,951 93
HSBC Bank 9/11/26 MYR 4,604 USD 1,164 (34)
HSBC Bank 9/11/26 THB 12,407 USD 374 1
HSBC Bank 9/11/26 THB 135,443 USD 4,156 (55)
HSBC Bank 9/11/26 USD 2,267 THB 73,537 40
HSBC Bank 9/11/26 USD 966 THB 32,181 (8)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 9/18/26 USD 5,582 CNH 37,794 $ (15)
JPMorgan Chase 7/10/26 IDR 57,944,630 USD 3,270 (33)
JPMorgan Chase 7/10/26 INR 150,420 USD 1,592 (4)
JPMorgan Chase 7/10/26 USD 5,265 IDR 89,919,347 243
JPMorgan Chase 7/10/26 USD 488 INR 46,524 (4)
JPMorgan Chase 7/15/26 EGP 119,457 USD 2,187 226
JPMorgan Chase 7/16/26 TRY 28,308 USD 586 13
JPMorgan Chase 7/17/26 MXN 12,714 USD 722 4
JPMorgan Chase 7/17/26 RON 1,855 USD 423 (19)
JPMorgan Chase 7/17/26 USD 2,966 CZK 63,256 (12)
JPMorgan Chase 7/17/26 USD 1,686 RON 7,398 74
JPMorgan Chase 7/17/26 USD 2,373 RON 10,913 (5)
JPMorgan Chase 8/21/26 USD 325 EUR 277 8
JPMorgan Chase 9/2/26 BRL 19,098 USD 3,634 9
JPMorgan Chase 9/11/26 PHP 217,285 USD 3,583 (58)
JPMorgan Chase 9/11/26 USD 3,503 PHP 217,285 (21)
JPMorgan Chase 9/18/26 CNH 45,245 USD 6,712 (12)
JPMorgan Chase 9/28/26 INR 11,371 USD 119 —
JPMorgan Chase 9/28/26 INR 56,280 USD 591 —
Morgan Stanley 7/10/26 PEN 9,526 USD 2,736 50
Morgan Stanley 7/17/26 MXN 4,180 USD 240 (2)
NatWest Bank 7/17/26 USD 2,359 CZK 49,101 47
Nomura Securities
International 7/24/26 AUD 6,571 USD 4,740 (193)
Nomura Securities
International 7/24/26 USD 4,694 AUD 6,571 147
Nomura Securities
International 7/24/26 USD 409 CHF 330 —
RBC Dominion
Securities 7/10/26 IDR 46,012,007 USD 2,683 (113)
RBC Dominion
Securities 7/10/26 USD 120 IDR 2,031,834 6
RBC Dominion
Securities 7/10/26 USD 2,004 INR 187,927 20
RBC Dominion
Securities 7/17/26 CZK 6,970 USD 328 —
RBC Dominion
Securities 7/17/26 ZAR 3,794 USD 230 1
RBC Dominion
Securities 8/7/26 CLP 2,502,541 USD 2,771 (55)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 9/11/26 COP 1,812,967 USD 519 $ 2
RBC Dominion
Securities 9/11/26 USD 3,775 COP 13,703,187 (166)
Societe Generale 7/17/26 USD 282 MXN 4,937 1
Standard Chartered 7/10/26 IDR 28,447,656 USD 1,594 (5)
Standard Chartered 7/10/26 USD 2,134 IDR 36,629,163 89
Standard Chartered 7/15/26 USD 1,092 EGP 59,207 (103)
Standard Chartered 9/2/26 BRL 4,330 USD 829 (3)
Standard Chartered 9/11/26 MYR 4,250 USD 1,075 (32)
Standard Chartered 10/9/26 USD 1,584 IDR 28,447,656 8
State Street 7/17/26 MXN 69,871 USD 4,003 (13)
State Street 9/28/26 INR 443,012 USD 4,646 1
Toronto-Dominion Bank 7/17/26 USD 980 CZK 20,402 19
Toronto-Dominion Bank 7/24/26 CAD 3,156 USD 2,266 (38)
Toronto-Dominion Bank 7/24/26 USD 4,649 CAD 6,354 164
Toronto-Dominion Bank 8/14/26 PLN 17,903 USD 4,738 21
UBS Investment Bank 7/10/26 IDR 23,326,128 USD 1,280 23
UBS Investment Bank 7/10/26 INR 395,496 USD 4,172 4
UBS Investment Bank 7/10/26 INR 287,571 USD 3,049 (13)
UBS Investment Bank 7/16/26 TRY 56,078 USD 1,184 2
UBS Investment Bank 7/17/26 HUF 1,056,063 USD 3,449 (60)
UBS Investment Bank 7/17/26 MXN 17,722 USD 1,014 (2)
UBS Investment Bank 7/17/26 USD 1,406 HUF 427,635 34
UBS Investment Bank 7/17/26 USD 1,393 MXN 24,168 13
UBS Investment Bank 8/14/26 USD 9,215 HUF 2,863,433 36
Wells Fargo 7/10/26 PEN 3,836 USD 1,096 26
Wells Fargo 8/7/26 CLP 2,180,000 USD 2,470 (104)
Wells Fargo 9/2/26 USD 7,771 BRL 40,056 129
Wells Fargo 9/11/26 COP 10,733,093 USD 2,975 111
Wells Fargo 9/11/26 COP 4,628,317 USD 1,332 (1)
Wells Fargo 9/11/26 USD 3,649 COP 13,703,187 (292)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 291

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 14 Euro BUND contracts 9/26 (2,037) $ (26)
Short, 120 U.S. Treasury Notes five year contracts 9/26 (12,846) (31)
Short, 22 Ultra U.S. Treasury Notes ten year
contracts 9/26 (2,474) (32)
Net payments (receipts) of variation margin to date 121
Variation margin receivable (payable) on open futures contracts $ 32

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ —# $ — $ 328+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 23,075  ¤  ¤ $ 14,060^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $328 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,060.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $449,327) $ 454,735
Interest receivable 10,333
Foreign currency (cost $4,653) 4,200
Unrealized gain on forward currency exchange contracts 3,535
Cash deposits on centrally cleared swaps 1,037
Restricted cash pledged for bilateral derivatives 950
Due from affiliates 153
Receivable for shares sold 140
Cash deposits on futures contracts 134
Variation margin receivable on futures contracts 32
Unrealized gain on bilateral swaps 11
Other assets 98
Total assets 475,358
Liabilities
Unrealized loss on forward currency exchange contracts 3,244
Payable for investment securities purchased 2,346
Payable for shares redeemed 687
Investment management fees payable 227
Variation margin payable on centrally cleared swaps 4
Other liabilities 154
Total liabilities 6,662
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 468,696

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (49,829)
Paid-in capital applicable to 93,141,474 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 518,525
NET ASSETS $ 468,696
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $27,410; Shares outstanding: 5,443,403) $ 5.04
Advisor Class
(Net assets: $4; Shares outstanding: 805) $ 5.00
I Class
(Net assets: $156,321; Shares outstanding: 31,036,605) $ 5.04
Z Class
(Net assets: $284,961; Shares outstanding: 56,660,661) $ 5.03

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest $ 15,714
Dividend 328
Total income 16,042
Expenses
Investment management 1,288
Shareholder servicing
Investor Class $ 36
I Class 7 43
Prospectus and shareholder reports
Investor Class 2
I Class 3
Z Class 2 7
Custody and accounting 138
Registration 41
Legal and audit 23
Directors 1
Miscellaneous 12
Waived / paid by Price Associates (933)
Total expenses 620
Net investment income 15,422

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $38) 3,220
Futures 442
Swaps (1,102)
Forward currency exchange contracts (513)
Foreign currency transactions (587)
Net realized gain 1,460
Change in net unrealized gain / loss
Securities (9,490)
Futures (182)
Swaps 449
Forward currency exchange contracts (872)
Other assets and liabilities denominated in foreign currencies (256)
Change in net unrealized gain / loss (10,351)
Net realized and unrealized gain / loss (8,891)
INCREASE IN NET ASSETS FROM OPERATIONS $ 6,531

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,422 $ 20,980
Net realized gain 1,460 666
Change in net unrealized gain / loss (10,351) 33,744
Increase in net assets from operations 6,531 55,390
Distributions to shareholders
Net earnings
Investor Class (892) (1,288)
I Class (5,063) (6,679)
Z Class (9,357) (12,973)
Decrease in net assets from distributions (15,312) (20,940)
Capital share transactions
*
Shares sold
Investor Class 10,152 16,668
I Class 40,418 50,614
Z Class 51,923 50,318
Distributions reinvested
Investor Class 833 1,192
I Class 4,610 6,373
Z Class 9,320 12,976
Shares redeemed
Investor Class (9,065) (12,974)
I Class (21,093) (25,694)
Z Class – (39,000)
Increase in net assets from capital share
transactions 87,098 60,473

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 78,317 94,923
Beginning of period 390,379 295,456
End of period $ 468,696 $ 390,379
*Share information (000s)
Shares sold
Investor Class 1,966 3,355
I Class 7,843 10,140
Z Class 10,197 10,004
Distributions reinvested
Investor Class 164 243
I Class 909 1,297
Z Class 1,841 2,650
Shares redeemed
Investor Class (1,767) (2,618)
I Class (4,172) (5,314)
Z Class – (8,243)
Increase in shares outstanding 16,981 11,514

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local Currency Bond Fund (Investor Class), the
Emerging Markets Local Currency Bond Fund–Advisor Class (Advisor Class),
the Emerging Markets Local Currency Bond Fund–I Class (I Class) and the
Emerging Markets Local Currency Bond Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2026, the Advisor Class incurred less than $1,000 in these fees.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 430,578 $ — $ 430,578
Private Investment Company
2
— — — 669
Short-Term Investments 14,060 9,319 — 23,379
Options Purchased 43 66 — 109
Total Securities 14,103 439,963 — 454,735
Swaps* — 358 — 358
Forward Currency Exchange
Contracts — 3,535 — 3,535
Total $ 14,103 $ 443,856 $ — $ 458,628
Liabilities
Swaps* $ — $ 723 $ — $ 723
Forward Currency Exchange
Contracts — 3,244 — 3,244
Futures Contracts* 89 — — 89
Total $ 89 $ 3,967 $ — $ 4,056
1
Includes Convertible Bonds, Corporate Bonds, and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash
or
other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 19
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Securities^ 382
Foreign exchange derivatives Forwards, Securities^ 3,601
^
,*
Total $ 4,002
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 25
Interest rate derivatives Centrally Cleared Swaps, Futures 513
Foreign exchange derivatives Forwards 3,244
Credit derivatives Centrally Cleared Swaps 274
Total $ 4,056
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ — $ — $ 14 $ 14
Interest rate derivatives 10 442 — (1,057) (605)
Foreign exchange
derivatives 45 — (513) — (468)
Credit derivatives — — — (59) (59)
Total $ 55 $ 442 $ (513) $ (1,102) $ (1,118)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ — $ — $ 10 $ 10
Interest rate derivatives 5 (182) — 544 367
Foreign exchange
derivatives (16) — (872) — (888)
Credit derivatives — — — (105) (105)
Total $ (11) $ (182) $ (872) $ 449 $ (616)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $1,171,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America
$
195
$
(934)
$
(739)
$
650
$
—
Barclays Bank 7 (51) (44) — —
BNP Paribas 447 (289) 158 — 158
Canadian Imperial
Bank of Commerce 20 — 20 — 20
Citibank 651 (134) 517 (317) 200
Deutsche Bank 261 (74) 187 — 187
Goldman Sachs 192 (104) 88 — 88
HSBC Bank 308 (295) 13 (40) —
JPMorgan Chase 577 (168) 409 (264) 145
Morgan Stanley 50 (2) 48 — 48
NatWest Bank 47 — 47 — 47
Nomura Securities
International 147 (193) (46) — —
RBC Dominion
Securities 29 (334) (305) 300 —
Societe Generale 1 — 1 — 1
Standard Chartered 97 (143) (46) — —
State Street 1 (13) (12) — —
Toronto-Dominion
Bank 204 (38) 166 — 166
UBS Investment
Bank 112 (75) 37 — 37
Wells Fargo 266 (397) (131) — —
Total
$
3,612
$
(3,244)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 28% and 39% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 7% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 6% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 14% and
17% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $204,532,000 and $120,972,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$46,962,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $451,364,000. Net unrealized gain aggregated
$2,542,000 at period-end, of which $22,577,000 related to appreciated investments and $20,035,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

and paid monthly. The fee consists of an individual fund fee, equal to 0.31%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $299,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $30,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.92% 1.10% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $(6) $(1) $(45) $(881)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 14% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 216 shares of the Advisor Class, representing 27% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the third quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F192-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026